Note 18 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
Note 16. Subsequent Events

On July 5, 2016, the Company filed a certificate of amendment (the “Amendment”) to its Certificate of Incorporation with the Secretary of State of the State of Delaware in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.001 per share, on a one for twenty basis (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every twenty shares of the Company’s pre-reverse split common stock will be combined and reclassified into one share of the Company’s common stock. No fractional shares of common stock will be issued. Stockholders who otherwise would be entitled to a fractional share shall receive the next higher number of whole shares. The par value and other terms of Company’s common stock were not affected by the Reverse Stock Split. The Reverse Stock Split was effective July 7, 2016.

On July 6, 2016, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor pursuant to which the Company raised $1,250,000 in a private placement offering 892,857 units of the Company’s securities (the “Units”) at a price of $1.40 per Unit. As adjusted for the Reverse Stock Split, each Unit consists of (i) one share of Series B Convertible Preferred Stock, par value $0.001 per share (the “Preferred Stock”), with each share of Preferred Stock convertible into one half of a share of common stock, and (ii) one fourth of a warrant (a “Warrant”), with each Warrant exercisable into common stock at an exercise price equal to $3.00 per share of common stock. The transaction closed on July 7, 2016. On July 21 and 26, 2016, the holder converted all of the shares of the preferred stock into 446,429 shares of common stock.

On July 7, 2016, the Company entered into a First Amendment (the “Amendment”) to those certain Securities Purchase Agreements, dated June 17, 2016 (the “June Purchase Agreements”), pursuant to which the Company agreed to amend the June Purchase Agreements entered into by and between certain investors and the Company. Pursuant to the terms of the Amendment and as adjusted for the Reverse Stock Split, the June Warrants were amended and restated to change the exercise price of the warrants to $3.80 from $5.00 and to include a mandatory exercise right of the Company to force exercise of the June Warrants if the Company’s common stock trades at or above $7.60 for any ten consecutive trading days out of a thirty consecutive trading day period (subject to certain equity conditions, a 9.99% beneficial ownership limitation and applicable NASDAQ shareholder approval rules, if any). All other terms of the June Warrants, including cash exercise if registered for resale within 90 days of closing, remain unchanged.

On August 3 and 19, 2016, the Company's Board of Directors approved the adoption of the 2016 Equity Incentive Plan and the 2016 Non-Executive equity Incentive Plan, respectively (the “Plans”). The Plans are intended to aid the Company in attracting and retaining qualified employees, and rewarding those individuals who have contributed to the success of the Company. Collectively, these Plans provide for the issuance of options for the purchase of up to 931,500 shares of the Company's common stock. In that connection, on August 3, 2016, the Board approved the issuance of options to the Company's directors and management for the purchase of up to 681,500 shares of the Company's common stock at $2.25 per share for a period of ten years vesting quarterly over a one year period. Additionally, on August 19, 2016, the Board reserved 250,000 shares of the Company stock for issuance under the Plan awards to non-executive employees and consultants and delegated the authority to issue option awards up to that amount to the Chief Executive Officer. All awards described herein are contingent upon shareholder approval prior to the one-year anniversary of the issuance of such awards.

On September 14, 2016, in connection with obtaining the required approval of the investors in the June 2016 financing to this offering, the Company entered into separate exchange agreements with the holders of all of the warrants issued in June 2016 and July 2016. Under the terms of the exchange agreements, each investor exchanged its respective warrants (an aggregate of 973,214 warrants), without the payment of any exercise price therefore, and relinquished any and all other rights it may have under the warrants, for an aggregate of 680,000 shares of the Company’s newly authorized shares of Series C Convertible Preferred Stock.

Note 18
. Subsequent Events

On March 9, 2016, the Company completed a sale and transfer of certain assets pursuant to an Asset Purchase Agreement (the "Agreement") with a large cable company (the "Buyer"). Under the terms of the Agreement, the Buyer assumed certain rooftop leases and acquired ownership of and the right to operate the WiFi access point and related equipment associated with such leases. The Company retained ownership of all backhaul and related equipment, and the parties entered into a three year agreement under which the Company will provide backhaul services to the Buyer. The previous access agreement between the parties was terminated. The net effect of the Buyer (i) assuming certain rooftop leases, (ii) entering into a backhaul services agreement, and (iii) terminating the access agreement is projected to result in a net reduction in cash requirements of approximately $6 million annually.